Concentration of Risk - Schedule of Revenue (Details)	6 Months Ended						12 Months Ended
	Jun. 30, 2025 MYR (RM)		Jun. 30, 2025 USD ($)		Jun. 30, 2024 MYR (RM)		Dec. 31, 2024 MYR (RM)		Jun. 30, 2025 USD ($)
Revenues [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 55,465,994		$ 13,167,002		RM 30,439,585
Revenues USD	RM 55,465,994		$ 13,167,002		RM 30,439,585
Percentage of revenues	100.00%		100.00%		100.00%
Revenues [Member] | Customer A [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]	RM 9,467,487
Revenues USD		[1]		[1]	RM 9,467,487
Percentage of revenues		[1]		[1]	31.10%
Revenues [Member] | Customer B [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]	RM 6,570,203
Revenues USD		[1]		[1]	RM 6,570,203
Percentage of revenues		[1]		[1]	21.58%
Revenues [Member] | Customer C [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]	RM 5,842,660
Revenues USD		[1]		[1]	RM 5,842,660
Percentage of revenues		[1]		[1]	19.19%
Revenues [Member] | Customer D [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]	RM 3,503,863
Revenues USD		[1]		[1]	RM 3,503,863
Percentage of revenues		[1]		[1]	11.51%
Revenues [Member] | Customer E [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 13,555,612		$ 3,217,949			[1]
Revenues USD	RM 13,555,612		$ 3,217,949			[1]
Percentage of revenues	24.44%		24.44%			[1]
Revenues [Member] | Customer F [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 7,368,513		$ 1,749,202			[1]
Revenues USD	RM 7,368,513		$ 1,749,202			[1]
Percentage of revenues	13.28%		13.28%			[1]
Revenues [Member] | Customer G [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 7,163,241		$ 1,700,473			[1]
Revenues USD	RM 7,163,241		$ 1,700,473			[1]
Percentage of revenues	12.91%		12.91%			[1]
Revenues [Member] | Others [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 27,378,628		$ 6,499,378		RM 5,055,372
Revenues USD	RM 27,378,628		$ 6,499,378		RM 5,055,372
Percentage of revenues	49.37%		49.37%		16.62%
Receivables [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 25,972,158						RM 21,273,094		$ 5,928,108
Receivables USD	RM 25,972,158						RM 21,273,094		5,928,108
Percentage of receivables	100.00%		100.00%				100.00%
Receivables [Member] | Customer A [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,336,087						RM 7,736,776		1,029,338
Receivables USD	RM 4,336,087						RM 7,736,776		1,029,338
Percentage of receivables	17.36%		17.36%				36.37%
Receivables [Member] | Customer B [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,888,821						RM 5,366,239		1,160,551
Receivables USD	RM 4,888,821						RM 5,366,239		1,160,551
Percentage of receivables	19.58%		19.58%				25.23%
Receivables [Member] | Customer E [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 3,711,756							[2]	881,129
Receivables USD	RM 3,711,756							[2]	881,129
Percentage of receivables	14.86%		14.86%					[2]
Receivables [Member] | Customer G [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,769,930							[2]	1,132,328
Receivables USD	RM 4,769,930							[2]	1,132,328
Percentage of receivables	19.10%		19.10%					[2]
Receivables [Member] | Others [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 5,104,250						RM 8,170,079		1,211,690
Receivables USD	RM 5,104,250						RM 8,170,079		1,211,690
Percentage of receivables	20.45%		20.45%				38.40%
Receivables [Member] | Customer H [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 2,161,314							[2]	513,072
Receivables USD	RM 2,161,314							[2]	$ 513,072
Percentage of receivables	8.65%		8.65%					[2]

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.
[2]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.